Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Balances and activity allowance for loan losses

	Commercial	Residential real estate	Non-residential real estate	Construction real estate	Consumer	Credit card	Total

Balance at December 31, 2012	$621	$1,948	$1,367	$184	$127	$78	$4,325
Provision (credit) for loan losses	(178)	284	(203)	280	59	33	275
Losses charged off	0	(360)	(169)	0	(73)	(47)	(649)
Recoveries	13	13	5	0	51	9	91

Balance at December 31, 2013	$456	$1,885	$1,000	$464	$164	$73	$4,042

Balance at December 31, 2011	$615	1,905	$1,926	$179	$84	$69	$4,778
Provision (credit) for loan losses	(7)	628	(232)	5	105	26	525
Losses charged off	(2)	(602)	(382)	0	(75)	(23)	(1,084)
Recoveries	15	17	55	0	13	6	106

Balance at December 31, 2012	$621	$1,948	$1,367	$184	$127	$78	$4,325

Balance at December 31, 2010	$542	$1,857	$2,049	$347	$85	$75	$4,955
Provision (credit) for loan losses	(74)	720	256	(168)	14	27	775
Losses charged off	(56)	(746)	(903)	0	(38)	(43)	(1,786)
Recoveries	203	74	524	0	23	10	834

Balance at December 31, 2011	$615	$1,905	$1,926	$179	$84	$69	$4,778